Summary of Intangible Assets by Major Asset Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Gross carrying amount	$ 24,705	$ 27,956
Accumulated amortization	9,030	12,422
Net	15,675	15,534
Net	3,464
Indefinite-lived Intangible Assets | Trade name and trademark
Intangible Assets [Line Items]
Gross carrying amount	12,211	11,711
Accumulated amortization
Net	12,211	11,711
Finite-lived Intangible Assets
Intangible Assets [Line Items]
Gross carrying amount	12,494	16,245
Accumulated amortization	9,030	12,422
Net	3,464	3,823
Finite-lived Intangible Assets | Completed technology
Intangible Assets [Line Items]
Gross carrying amount	2,603	2,497
Accumulated amortization	2,603	2,140
Net		357
Finite-lived Intangible Assets | Capitalized software development cost
Intangible Assets [Line Items]
Gross carrying amount	3,480	7,525
Accumulated amortization	1,414	6,112
Net	2,066	1,413
Finite-lived Intangible Assets | Customer Relationships
Intangible Assets [Line Items]
Gross carrying amount	6,274	6,017
Accumulated amortization	4,880	4,011
Net	1,394	2,006
Finite-lived Intangible Assets | Other Intangible Assets
Intangible Assets [Line Items]
Gross carrying amount	137	206
Accumulated amortization	133	159
Net	$ 4	$ 47